Financial instruments - fair values and risk management - Additional Information (Detail) € in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about financial instruments
Revenue from contracts with customers	€ 730,188	€ 561,202	€ 404,924
Percentage of sales in functional currency	76.00%
Gain Loss On Foreign Exchange Measurement On Financial Assets And Liabilities At Amortized Cost	€ 17,557	1,664	17,937
Allowance account for credit losses of financial assets	€ 14,345	14,345	8,456	€ 14,345
EURIBOR rate	0.00%
Interest expense	€ 22,121	22,160	€ 9,864
Contract assets
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Contract assets Gross Carrying Amount	50,584	40,800		50,584
Allowance account for credit losses of financial assets	101	183		101
Facility B | Senior Facilities Agreement [Member] | Stated Interest Of Alteast Zero Percent Or If Less Than Zero Percent Then Interest Rate Spread Of Three Point Five Percentage Points
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Estimated interest expense for the forthcoming year	1,840
RCF
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Undrawn borrowing facilities	220,000			220,000
Future annual interest expense	1,840
RCF | Senior Facilities Agreement [Member]
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Line of credit maximum borrowing capacity	€ 220,000			€ 220,000
Less Than or Equal to Three | RCF
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Leverage ratio	3.00			3.00
Less Than or Equal to Three | RCF | Senior Facilities Agreement [Member]
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Borrowings adjustment to interest rate	2.75%			2.75%
Leverage ratio	3.00			3.00
Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract | Currency risk | US Dollars
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Foreign currency exposure net liability asset	€ 35,091	438,341		€ 35,091
Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract | Currency risk | Great Britain Pounds
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Foreign currency exposure net liability asset	€ 49,254	€ 613		€ 49,254
Minimum | No Customer
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Concentration of revenue percentage				10.00%